INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current liabilities
Borrowings	$ 136,747,198	$ 107,639,659
Corporate bonds	42,035,925	35,547,510
Non-current
Borrowings	42,104,882	60,670,946
Corporate bonds	25,071,823	50,007,680
Bank borrowings
Current liabilities
Borrowings	91,816,134	61,303,952
Non-current
Borrowings	15,316,612	10,663,266
Trust debt securities
Current liabilities
Borrowings	2,895,139	7,296,506
Non-current
Borrowings	$ 1,716,447
Parents companies and related parties
Current liabilities
Borrowings		$ 3,491,691